Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks - Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)
$ in Millions
	Nov. 30, 2022	Nov. 30, 2021
Assets
Short-term investments (a)	$ 1	$ 1
Derivative Asset	1	1
Liabilities
Derivative financial instruments	0	13
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Cash and cash equivalents	4,029	8,939
Restricted cash	1,988	38
Total	6,016	9,177
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Short-term Investments
Assets
Short-term investments (a)	0	200
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Derivative financial instruments
Assets
Derivative Asset	0	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Cash and cash equivalents		0
Restricted cash	0
Total	1	1
Liabilities
Total		13
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Assets
Derivative Asset	1	1
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Liabilities
Derivative financial instruments		13
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3
Liabilities
Total	0	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Short-term Investments
Assets
Short-term investments (a)	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Derivative financial instruments
Assets
Derivative Asset	$ 0	$ 0